UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2012

Date of reporting period:  November 30, 2011

Item 1. Schedule of Investments.

TWM Global Equity Income Fund
Schedule of Investments
November 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.75%
Aerospace & Defense - 8.98%
BAE Systems PLC (a)	1,010,200	4,361,327
General Dynamics Corp.	65,900	4,353,354
Honeywell International, Inc.	115,100	6,232,665
United Technologies Corp.	126,800	9,712,880
		24,660,226
Air Freight & Logistics - 0.39%
Expeditors International of Washington, Inc.	24,500	1,065,995
Auto Components - 1.36%
Johnson Controls, Inc.	118,600	3,733,528
Beverages - 5.09%
Coca-Cola Co.	208,000	13,983,840
Capital Markets - 1.94%
Charles Schwab Corp.	119,400	1,428,024
Franklin Resources, Inc.	15,800	1,592,956
Northern Trust Corp.	30,000	1,128,900
T Rowe Price Group, Inc.	20,600	1,169,256
		5,319,136
Chemicals - 8.73%
Air Liquide SA (a)	41,200	5,213,070
Air Products & Chemicals, Inc.	30,300	2,537,625
Ecolab, Inc.	26,800	1,528,136
Linde AG (a)	28,000	4,315,129
PPG Industries, Inc.	29,800	2,614,950
Praxair, Inc.	31,100	3,172,200
Shin-Etsu Chemical Co Ltd. (a)	91,200	4,585,003
		23,966,113
Commercial Banks - 2.25%
Hang Seng Bank Ltd. (a)	123,200	1,514,366
Standard Chartered PLC (a)	213,500	4,648,062
		6,162,428
Electric Utilities - 0.72%
Power Assets Holdings Ltd. (a)	264,000	1,978,079
Electrical Equipment - 2.00%
Emerson Electric Co.	104,800	5,475,800
Food Products - 4.69%
Nestle SA (a)	229,400	12,874,567
Gas Utilities - 0.53%
Hong Kong & China Gas Co Ltd. (a)	628,110	1,459,402
Health Care Equipment & Supplies - 0.54%
Cie Generale d'Optique Essilor International SA (a)	20,900	1,494,063
Insurance - 11.14%
ACE Ltd. (a)	93,300	6,487,149
Aflac, Inc.	92,400	4,013,856
Chubb Corp.	82,500	5,563,800
Muenchener Rueckversicherungs AG (a)	88,400	11,171,972
QBE Insurance Group Ltd. (a)	233,300	3,341,711
		30,578,488
IT Services - 1.70%
Automatic Data Processing, Inc.	66,900	3,417,921
Paychex, Inc.	43,200	1,257,552
		4,675,473
Machinery - 2.79%
Dover Corp.	28,000	1,539,160
Illinois Tool Works, Inc.	63,800	2,899,072
Parker Hannifin Corp.	23,300	1,928,774
Stanley Black & Decker, Inc.	19,900	1,302,057
		7,669,063
Media - 3.66%
Mcgraw-Hill Cos, Inc.	52,700	2,250,290
Omnicom Group, Inc.	51,600	2,227,572
Pearson PLC (a)	168,800	3,066,384
WPP PLC (a)	237,800	2,500,136
		10,044,382
Multi-Utilities - 1.70%
Consolidated Edison, Inc.	78,300	4,652,586
Office Electronics - 3.85%
Canon, Inc. (a)	235,400	10,560,566
Oil, Gas & Consumable Fuels - 6.20%
Chevron Corp.	147,600	15,176,232
Imperial Oil Ltd. (a)	43,000	1,838,973
		17,015,205
Pharmaceuticals - 10.83%
Eli Lilly & Co.	221,700	8,391,345
Johnson & Johnson	216,000	13,979,520
Takeda Pharmaceutical Co Ltd. (a)	179,200	7,360,456
		29,731,321
Real Estate Management & Development - 1.90%
Cheung Kong Holdings Ltd. (a)	191,100	2,186,885
Hang Lung Properties Ltd. (a)	284,800	864,029
Sun Hung Kai Properties Ltd. (a)	173,200	2,152,333
		5,203,247
Semiconductors & Semiconductor Equipment - 5.90%
Intel Corp.	650,700	16,208,937
Software - 1.56%
SAP AG (a)	71,700	4,293,371
Specialty Retail - 2.68%
Hennes & Mauritz AB (a)	117,100	3,720,272
TJX Cos, Inc.	58,800	3,627,960
		7,348,232
Textiles, Apparel & Luxury Goods - 3.62%
Hermes International (a)	6,500	2,074,056
LVMH Moet Hennessy Louis Vuitton SA (a)	21,800	3,432,476
NIKE, Inc.	46,000	4,424,280
		9,930,812
TOTAL COMMON STOCKS (Cost $267,486,353)		260,084,860

REAL ESTATE INVESTMENT TRUSTS - 2.01%
AvalonBay Communities, Inc.	11,900	1,485,715
HCP, Inc.	44,200	1,708,330
Public Storage	17,600	2,321,440
		5,515,485
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,101,398)		5,515,485

SHORT-TERM INVESTMENTS - 1.65%
Money Market Funds - 1.65%
STIT-Treasury Portfolio 0.020%, (b)	4,534,594	4,534,594
TOTAL SHORT-TERM INVESTMENTS (Cost $4,534,594)		4,534,594

Total Investments (Cost $277,122,345) - 98.41%		270,134,939
Other Assets in Excess of Liabiliies - 1.59%		4,373,377
TOTAL NET ASSETS - 100.00%		$274,508,316

TWM Global Equity Income Fund
Schedule of Options Written
November 30, 2011 (Unaudited)

	Contracts	Value
Aflac, Inc.
Expiration: February, 2012, Exercise Price: $47.00	832	126,464
Air Liquide SA
Expiration: December, 2011, Exercise Price: $96.00	331	44,021
Canon, Inc. (a)
Expiration: March, 2012, Exercise Price: $3,600.00	1,567	101,019
Chevron Corp.
Expiration: December, 2011, Exercise Price: $105.00	1,038	148,434
Expiration: January, 2012, Exercise Price: $115.00	317	12,997
Chubb Corp.
Expiration: January, 2012, Exercise Price: $75.00	757	8,327
Coca-Cola Co.
Expiration: February, 2012, Exercise Price: $70.00	1,872	179,712
Consolidated Edison, Inc.
Expiration: February, 2012, Exercise Price: $60.00	705	84,600
Eli Lilly & Co.
Expiration: January, 2012, Exercise Price: $40.00	2,035	40,700
Emerson Electric Co.
Expiration: December, 2011, Exercise Price: $50.00	918	238,680
General Dynamics Corp.
Expiration: February, 2012, Exercise Price: $67.50	593	163,075
Honeywell International, Inc.
Expiration: December, 2011, Exercise Price: $52.50	1,009	233,079
Illinois Tool Works, Inc.
Expiration: December, 2011, Exercise Price: $50.00	560	5,600
Intel Corp.
Expiration: January, 2012, Exercise Price: $27.00	5,972	203,048
iShares MSCI EAFE Index Fund
Expiration: December, 2011, Exercise Price: $55.00	1,400	15,400
Expiration: January, 2012, Exercise Price: $52.00	1,200	200,400
Johnson & Johnson
Expiration: January, 2012, Exercise Price: $67.50	1,983	85,269
Johnson Controls, Inc.
Expiration: January, 2012, Exercise Price: $37.00	1,089	16,335
Linde AG (a)
Expiration: December, 2011, Exercise Price: $115.00	245	73,413
Nestle SA (a)
Expiration: December, 2011, Exercise Price: $52.00	1,326	42,816
Expiration: January, 2012, Exercise Price: $54.00	779	14,069
NIKE Inc.
Expiration: January, 2012, Exercise Price: $105.00	422	40,512
SAP AG (a)
Expiration: December, 2011, Exercise Price: $41.00	629	284,830
Shin-Etsu Chemical Co Ltd. (a)
Expiration: March, 2012, Exercise Price: $4,000.00	823	106
Standard Chartered PLC (a)
Expiration: January, 2012, Exercise Price: $1,600.00	196	38,615
United Technologies Corp.
Expiration: February, 2012, Exercise Price: $82.50	1,141	162,022
		2,563,543
Total Options Written (Premiums received $2,764,402)		2,563,543

TWM Global Equity Income Fund
Schedule of Open Futures Contracts
November 30, 2011 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Purchased	Month	(Depreciation)
Emini MSCI EAFE	34	December - 11	79,938
S&P 500 Emini	39	December - 11	51,006
Total Futures Contracts Purchased			130,944

Footnotes

(a)	Foreign issued security.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2011.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*

Cost of investments	$277,122,345
Gross unrealized appreciation on futures	130,944
Gross unrealized appreciation on investments	10,317,493
Gross unrealized appreciation on options	954,107
Gross unrealized depreciation on investments	(17,304,899)
Gross unrealized depreciation on options	(753,248)
Net unrealized depreciation	$(6,655,603)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated Feburary 29, 2012.

Summary of Fair Value Exposure at November 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stock1	$260,084,860	-	-	$260,084,860
Real Estate Investment Trusts	5,515,485	-	-	5,515,485
Total Equity	265,600,345	-	-	265,600,345

Short-Term Investments	4,534,594		-	4,534,594
Total Investment in Securities	$270,134,939	$-	$-	$270,134,939

Other Financial Instruments*	$331,803	-	-	$331,803

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and written options which are valued at the unrealized appreciation / depreciation on the instrument.

1For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.
There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2011
The Fund held no Level 3 securities during the period ended November 30, 2011.

Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Written Options	$2,563,543
Futures Contracts Purchased	4,895,210
Total	$7,458,753

The Effect of Derivative Instruments on income for the period March 31, 2011* through November 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 31,
as hedging instruments	2011* through
November 30, 2011
Written Options	$1,873,068
Futures Contracts	(2,022,247)
Total	$(149,179)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 31,
as hedging instruments	2011* through
November 30, 2011
Written Options	$200,859
Futures Contracts	130,944
Total	$331,803

*The Fund commenced operations on March 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                                       Joseph Neuberger, President

Date      January 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date      January 18, 2012

By (Signature and Title)*     /s/ John Buckel
                                                        John Buckel, Treasurer

Date      January 18, 2012

* Print the name and title of each signing officer under his or her signature.